Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock, par value (usd per share)	$ 1	$ 1	$ 1
Common stock, shares outstanding	100,129,380	103,270,067	103,854,234
Preferred stock, par value (usd per share)	$ 0	$ 0	$ 0
Preferred stock, shares outstanding	40,406	101,086	160,273